CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2023 CNY (¥) shares
Current assets
Short-term financing receivables, allowance for credit losses	¥ 102,124	¥ 58,594
Short-term contract assets and service fees receivable, allowance for credit losses	409,590	436,136
Non-current assets
Long-term financing receivables, allowance for credit losses	1,820	3,087
Long-term contract assets and service fees receivable, allowance for credit losses	30,919	61,838
Other assets, allowance of credit losses	231,446	224,834
Current liabilities
Accounts payable	74,443	49,801
Amounts due to related parties	10,927	2,958
Short-term borrowings	690,772	502,013
Short-term funding debts	2,754,454	3,483,196
Deferred guarantee Income	975,102	1,538,385
Contingent guarantee liabilities	1,079,000	1,808,540
Accruals and other current liabilities	4,019,676	4,434,254
Non-current liabilities
Long-term borrowings	585,000	524,270
Long-term funding debts	1,197,211	455,800
Deferred tax liabilities	91,380	75,340
Other long-term liabilities	¥ 22,784	¥ 50,702
Treasury stock | shares	44,369,636	44,369,636
Class A Ordinary Shares
Non-current liabilities
Common stock, shares authorized | shares	1,889,352,801	1,889,352,801
Common stock, shares issued | shares	309,554,410	300,707,476
Common stock, shares outstanding | shares	265,184,774	256,918,184
Class B Ordinary Shares
Non-current liabilities
Common stock, shares authorized | shares	110,647,199	110,647,199
Common stock, shares issued | shares	71,342,227	71,342,227
Common stock, shares outstanding | shares	71,342,227	71,342,227
VIEs
Current liabilities
Accounts payable	¥ 72,698	¥ 29,032
Amounts due to related parties	10,927	2,958
Short-term borrowings	331,281	317,888
Short-term funding debts	2,754,454	3,483,196
Deferred guarantee Income	786,793	1,215,490
Contingent guarantee liabilities	876,614	1,232,002
Accruals and other current liabilities	2,885,794	3,521,896
Non-current liabilities
Long-term borrowings	585,024	524,270
Long-term funding debts	1,197,211	455,800
Deferred tax liabilities	63,164	53,646
Other long-term liabilities	¥ 15,646	¥ 33,495